Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components Of Income Before Income Tax

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2012	2013	2014
Domestic	$37,071	$(105,606)	$24,662
Foreign	19,887	208,326	49,351

	$56,958	$102,720	$74,013

Components of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2012	2013	2014
Current:
Domestic	$(361)	$—	$1,055
Foreign	9,336	20,898	4,499

Total current provision	$8,975	$20,898	$5,554

Deferred:
Domestic	8,701	(396)	11,384
Foreign	(6,535)	18,504	2,641

Total deferred provision (benefit)	$2,166	$18,108	$14,025

Provision for income taxes before tax effects of other comprehensive income	$11,141	$39,006	$19,579

Pension and postretirement liabilities	—	—	(21)
Foreign currency translation	280	308	(904)

Total income tax expense in comprehensive income	$11,421	$39,314	$18,654

Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate To (Benefit) Provision for Income Taxes

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2012	2013	2014
Income tax expense at statutory rate(1)	$14,240	$25,680	$18,525
Foreign tax rate differential(2)	(6,717)	(12,682)	(2,926)
Dutch tax ruling – innovation box regime	(2,224)	22,616	11,449
Dutch tax ruling – additional tax benefit	(3,623)	—	(4,325)
Non-deductible expenses	4,170	2,075	2,930
Valuation allowance	5,512	(187)	(684)
Provision to return(3)	981	2,788	(3,171)
Other	(1,198)	(1,284)	(2,219)

Income tax provision	$11,141	$39,006	$19,579

(1)	The statutory rate was 25% in 2012, 2013 and 2014.
(2)	The decrease in the foreign tax rate differential is the result of the transfer of the Company’s e-commerce operations from Cyprus to the Netherlands, effective January 1, 2014.
(3)

During 2014, the Company filed its 2012 Dutch tax return and 2013 US federal and state tax returns which resulted in provision to return differences primarily related to the deductibility of the IPO costs incurred in the Netherlands and the deductibility of executive compensation in the US.

Components of Deferred Income Tax Assets and Liabilities
Significant components of deferred income tax assets and liabilities are as follows:

	December 31,
	2013	2014
Deferred tax assets:
Fixed assets and intangible assets	$19,729	$11,827
Deferred revenues	27,610	21,314
Provisions and reserves	2,226	7,649
Net operating loss carry forwards	18,387	17,588
Other	2,468	4,724

Gross deferred tax assets	$70,420	$63,102
Valuation allowance	(11,124)	(10,341)

Total deferred tax asset	$59,296	$52,761

Deferred tax liabilities:
Fixed assets and intangible assets	$—	$(30,715)
Other	(923)	(358)

Total deferred tax liabilities	$(923)	$(31,073)

Net deferred tax asset	$58,373	$21,688

Deferred tax asset – current portion	$25,058	$21,056
Deferred tax asset – non-current portion	33,820	26,813
Deferred tax liability – current portion	(163)	(568)
Deferred tax liability – non-current portion	(342)	(25,613)

Net deferred tax asset	$58,373	$21,688

Movement of Valuation allowance on Net Operating Losses and Other Deferred Tax Assets

The movement of the valuation allowance on net operating losses and other deferred tax assets is as follows:

	Year Ended December 31,
	2012	2013	2014
Balance at beginning of period	$6,200	$11,359	$11,124
Additions through acquisitions	—	—	1,323
Charged to expenses	5,159	1,305	83
Credited to expenses	—	(1,540)	(2,189)

Balance at end of period	$11,359	$11,124	$10,341

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2012	2013	2014
Balance at January 1,	$—	$—	$—
Additions through acquisitions	—	—	1,454
Reductions due to settlements with taxing authorities	—	—	—

Balance at December 31,	$—	$—	$1,454

Open Tax Years In Major Jurisdictions
The table below summarizes the open tax years and tax examinations in major jurisdictions as of December 31, 2014:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2008 – 2014	2012 Corporate Tax
Czech Republic	2012 – 2014	N/A
United Kingdom	2013 – 2014	N/A
United States	2011 – 2014	N/A
Germany	2009 – 2014	N/A
France	2012 – 2014	N/A
Cyprus	2012 – 2013	N/A
China	2010 – 2014	N/A
Israel	2010 – 2014	2011 and 2012 Corporate Tax
Switzerland	2010 – 2014	N/A
Australia	2012 – 2014	N/A
Canada	2013 – 2014	N/A
Brazil	2008 – 2014	N/A
Spain	2012 – 2014	N/A
India	2011 – 2014	N/A
Norway	2012 – 2014	N/A
Sweden	2008 – 2014	N/A
Denmark	2010 – 2014	N/A